UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Dryden Global Real Estate Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2010

Date of reporting period:	6/30/2009

Item 1.	Schedule of Investments

Dryden Global Real Estate Fund

SCHEDULE OF INVESTMENTS

as of June 30, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 95.1%
COMMON STOCKS 94.9%

Australia 8.5%
515,822	Babcock & Brown Japan Property Trust, REIT	$153,524
534,000	CFS Retail Property Trust, REIT	707,440
1,186,900	Commonwealth Property Office Fund, REIT	792,668
3,013,026	Dexus Property Group, REIT	1,812,805
2,955,120	ING Office Fund, REIT	1,092,899
255,376	Lend Lease Corp. Ltd.	1,437,134
822,900	Macquarie CountryWide Trust, REIT	358,255
2,310,000	Mirvac Industrial Trust, REIT	147,008
1,327,825	Stockland, REIT	3,425,165
1,126,279	Westfield Group, REIT	10,308,055

		20,234,953

Brazil 2.3%
31,600	BR Malls Participacoes SA(a)	239,641
193,600	Cyrela Brazil Realty SA	1,452,371
144,251	Gafisa SA	1,188,902
150,000	Multiplan Empreendimentos Imobiliarios SA	1,530,237
64,033	PDG Realty SA Empreendimentos e Participacoes	677,093
56,000	Sao Carlos Empreendimentos e Participacoes SA	444,399

		5,532,643

Canada 0.8%
115,700	Chartwell Seniors Housing Real Estate Investment Trust, REIT	539,134
20,500	Primaris Retail Real Estate Investment Trust, REIT	208,675
81,835	RioCan Real Estate Investment Trust, REIT	1,075,045

		1,822,854

Finland 0.2%
73,514	Citycon Oyj	191,986
80,000	Sponda Oyj(a)	227,935

		419,921

France 4.0%
4,253	Fonciere des Regions, REIT	320,668
5,548	GECINA SA, REIT	344,210
47,244	Klepierre, REIT	1,224,315
51,233	Unibail-Rodamco, REIT	7,660,067

		9,549,260

Hong Kong 16.6%
765,776	Cheung Kong Holdings Ltd.	8,755,975
67,000	Hang Lung Group Ltd.	313,518
718,469	Hang Lung Properties Ltd.	2,365,941
560,794	Henderson Land Development Co. Ltd.	3,200,016
888,000	Hongkong Land Holdings Ltd.	3,143,520
769,999	Hysan Development Co. Ltd.	1,971,674
409,392	Kerry Properties Ltd.	1,783,317
1,852,219	Link (The), REIT	3,936,538
714,000	New World China Land Ltd.	394,748

384,000	New World Development Ltd.	691,211
190,000	Shimao Property Holdings Ltd.	366,320
779,000	Sino Land Co.	1,282,433
719,935	Sun Hung Kai Properties Ltd.	8,940,012
101,000	Wharf Holdings Ltd.	425,843
675,000	Wheelock & Co. Ltd.	1,734,743

		39,305,809

Italy 0.1%
259,632	Beni Stabili SpA	203,711

Japan 15.9%
49,500	Aeon Mall Co. Ltd.	939,392
391	Japan Real Estate Investment Corp., REIT	3,243,315
703,780	Mitsubishi Estate Co. Ltd.	11,683,927
578,339	Mitsui Fudosan Co. Ltd.	10,030,807
15	Nippon Accommodations Fund, Inc., REIT	67,334
529	Nippon Building Fund, Inc., REIT	4,521,876
551	Nomura Real Estate Office Fund, Inc., REIT	3,502,978
207,952	Sumitomo Realty & Development Co. Ltd.	3,796,933

		37,786,562

Netherlands 2.8%
33,236	Corio NV, REIT	1,620,917
28,837	Eurocommercial Properties NV, REIT	890,613
59,409	Nieuwe Steen Investments Funds NV, REIT	918,550
23,384	Vastned Retail NV, REIT	1,164,548
28,111	Wereldhave NV, REIT	2,095,556

		6,690,184

New Zealand 0.1%
252,300	AMP NZ Office Trust, REIT	114,000

Singapore 6.0%
1,544,000	Ascendas Real Estate Investment Trust, REIT	1,683,329
5,784,000	CapitaCommercial Trust, REIT	3,258,587
764,000	CapitaLand Ltd.	1,942,505
379,673	CapitaMall Trust, REIT	365,159
261,058	City Developments Ltd.	1,538,417
787,651	Frasers Centrepoint Trust, REIT	468,636
1,225,000	K-REIT Asia, REIT	821,222
518,600	Keppel Land Ltd.	786,250
326,000	Singapore Land Ltd.	1,201,628
948,000	Starhill Global, REIT	414,210
1,991,000	Suntec Real Estate Investment Trust, REIT	1,179,140
304,000	Yanlord Land Group Ltd.	476,592

		14,135,675

Sweden 1.2%
73,950	Castellum AB	472,213
94,918	Hufvudstaden AB (Class A Stock)	590,554
499,118	Klovern AB	1,171,626
44,400	Wihlborgs Fastigheter AB	598,370

		2,832,763

Switzerland 0.8%
40,817	PSP Swiss Property AG(a)	1,950,139

United Kingdom 5.2%
255,800	Big Yellow Group PLC, REIT(a)	1,443,106
446,398	British Land Co. PLC, REIT	2,810,899
190,300	Brixton PLC, REIT	126,118
44,703	Derwent London PLC, REIT	688,546
387,016	Great Portland Estates PLC, REIT	1,402,508
442,174	Hammerson PLC, REIT	2,242,157
241,366	Land Securities Group PLC, REIT	1,876,992
2,583,300	Segro PLC, REIT	1,033,035
3,105	Shaftesbury PLC, FPR, REIT(a)	15,121
131,917	Shaftesbury PLC, REIT	656,368

		12,294,850

United States 30.4%
71,605	AMB Property Corp., REIT	1,346,890
38,975	AvalonBay Communities, Inc., REIT	2,180,261
83,059	Boston Properties, Inc., REIT	3,961,914
215,857	Brandywine Realty Trust, REIT	1,608,135
74,831	BRE Properties, Inc., REIT	1,777,985
133,402	Camden Property Trust, REIT	3,681,895
340,365	CBL & Associates Properties, Inc., REIT	1,834,567
200,764	Cogdell Spencer, Inc., REIT	861,278
27,700	Corporate Office Properties Trust, REIT	812,441
121,618	DiamondRock Hospitality Co., REIT	761,329
92,815	Digital Realty Trust, Inc., REIT	3,327,418
54,869	Douglas Emmett, Inc., REIT	493,272
46,935	Equity Residential, REIT	1,043,365
88,950	Extra Space Storage, Inc., REIT	742,732
45,800	Federal Realty Investment Trust, REIT	2,359,616
122,224	First Potomac Realty Trust, REIT	1,191,684
319,731	Host Hotels & Resorts, Inc., REIT	2,682,543
136,443	Kilroy Realty Corp., REIT	2,802,539
119,941	Kimco Realty Corp., REIT	1,205,407
97,832	LaSalle Hotel Properties, REIT	1,207,247
119,168	Macerich Co. (The), REIT	2,098,551
98,215	Mack-Cali Realty Corp., REIT	2,239,302
56,496	Mid-America Apartment Communities, Inc., REIT	2,073,968
72,875	Morgans Hotel Group Co.(a)	279,111
100,847	Post Properties, Inc., REIT	1,355,384
200,500	ProLogis, REIT	1,616,030
83,882	Public Storage, Inc., REIT	5,492,593
74,720	Regency Centers Corp., REIT	2,608,475
190,616	Simon Property Group, Inc., REIT	9,803,401
30,057	SL Green Realty Corp., REIT	689,508
45,861	Sovran Self Storage, Inc., REIT	1,128,181
156,794	U-Store-It Trust, REIT	768,291
128,000	Ventas, Inc., REIT	3,822,080
49,918	Vornado Realty Trust, REIT	2,247,825

		72,105,218

	TOTAL COMMON STOCKS (cost $276,001,022)	224,978,542

PREFERRED STOCK 0.2%

United States 0.2%
25,200	Taubman Centers, Inc., 8.00% (cost $389,340)	482,580

	TOTAL LONG-TERM INVESTMENTS (cost $276,390,362)	225,461,122

SHORT-TERM INVESTMENT 4.3%

AFFILIATED MONEY MARKET MUTUAL FUND

10,237,261	Dryden Core Investment Fund - Taxable Money Market Series(b) (cost $10,237,261)	10,237,261

	TOTAL INVESTMENTS(c)—99.4% (cost $286,627,623)(d)	235,698,383
	Other assets in excess of liabilities—0.6%	1,322,236

	NET ASSETS—100%	$237,020,619

The following abbreviations are used in the Schedule of Investments:

FPR	Fully Paid Rights
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(c)	As of June 30, 2009, 72 securities representing $142,374,307 and 60.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(d)	The United States federal income tax basis of the Fund’s investments was $307,413,309; accordingly, net unrealized depreciation on investments for federal income tax purposes was $71,714,926 (gross unrealized appreciation - $12,736,727; gross unrealized depreciation - $84,451,653). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks:
Australia	$—	$20,234,953	$—
Brazil	5,532,643	—	—
Canada	1,822,854	—	—
Finland	—	419,921	—
France	—	9,549,260	—
Hong Kong	3,143,520	36,162,289	—
Italy	—	203,711	—
Japan	—	37,786,562	—
Netherlands	—	6,690,184	—
New Zealand	—	114,000	—
Singapore	—	14,135,675	—
Sweden	—	2,832,763	—
Switzerland	—	1,950,139	—
United Kingdom	—	12,294,850	—
United States	72,105,218	—	—
Preferred Stocks	482,580	—	—
Affiliated Money Market Mutual Fund	10,237,261	—	—

	93,324,076	142,374,307	—
Other Financial Instruments*	—	—	—

Total	$93,324,076	$142,374,307	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of March 31, 2009 and June 30, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2009 were as follows:

Diversified	35.7%
Retail Property	20.2
Office Space	15.1
Affiliated Money Market Mutual Fund	4.3
Storage Property	4.0
Residential	3.3
Shopping Centers	3.1
Real Estate Operation & Development	2.3
Healthcare Property	2.2
Industrial Property	2.2
Hotel / Resort & Entertainment Property	2.0
Apartments	1.9
Development Companies	1.3
Real Estate Management / Service	0.9
Financial Services	0.7
Regional Malls	0.2

99.4
Other assets in excess of liabilities	0.6

100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or more than one principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Global Real Estate Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 25, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 25, 2009

*	Print the name and title of each signing officer under his or her signature.